Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Components of trade and other receivables
The Company’s trade and other receivables as at June 30, 2022 and December 31, 2021 include the following:

	2022	2021
	$	$
Trade receivables	22,120	21,985
Accrued revenues	3,621	3,241
Tax credits receivable	2,871	2,423
Other receivables	167	36
	28,779	27,685